Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill
The following summarizes our goodwill activity during the years ended December 31, 2023 and 2022:

Total
Goodwill—December 31, 2021	$2,171,526
Impairment	—

Goodwill—December 31, 2022	2,171,526
Impairment	—

Goodwill—December 31, 2023	$2,171,526

As the Company has one operating segment which was deemed to be its only reporting unit, goodwill is allocated to that one reporting unit and the carrying value is determined based on the equity of the entire company for purposes of evaluating goodwill impairment. The last quantitative goodwill impairment analysis was performed on December 31, 2022 where the Company determined that the carrying value of the Company’s reporting unit was negative. As of December 31, 2023, the date of the last goodwill impairment analysis, the reporting unit had a negative carrying value. No impairment of goodwill was identified as of December 31, 2023 or 2022, respectively.